Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	2 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss		$ (520,441)	$ (70,160)		$ (899,927)	$ (54,322)
Interest income on restricted cash held in trust account		(97,051)	(260,681)		(808,868)	(2,168,659)
Interest and penalties on excise tax payable		23,694			13,509
Adjustments to reconcile net loss to net cash used in operating activities:
Interest income on restricted cash held in trust account		(97,051)	(260,681)		(808,868)	(2,168,659)
Interest and penalties on excise tax payable		23,694			13,509
Changes in operating assets and liabilities:
Prepaid expenses and other assets		(7,643)	833		(13,244)	24,167
Due to affiliates		30,000	30,000		120,000	88,000
Accounts payable and accrued expenses		52,530	(145,187)		83,317	1,027,499
Franchise tax payable		23,123	50,000		(80,000)	(83,384)
Income taxes payable		20,852	21,458		125,950	(180,688)
NET CASH USED IN OPERATING ACTIVITIES		(474,936)	(373,737)		(1,459,263)	(1,347,387)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash deposited to Trust Account						(750,000)
Notes receivable – related party						(124,166)
Repayment of notes receivable – related party						124,166
Cash withdrawn from Trust Account in connection with redemption					12,219,791	58,351,987
Cash withdrawn from Trust Account to pay franchise and income taxes					100,373	442,599
NET CASH PROVIDED BY INVESTING ACTIVITIES					12,320,164	58,044,586
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from convertible promissory note – related party			373,737			1,299,934
Redemption of common stock – due to shareholders					(12,219,791)	(58,351,987)
Proceeds from working capital loans – related party		474,489			1,191,866
NET CASH PROVIDED BY FINANCING ACTIVITIES		474,489	373,737		(11,027,925)	(57,052,053)
NET CHANGE IN CASH AND RESTRICTED CASH		(447)			(167,024)	(354,854)
CASH AND RESTRICTED CASH, BEGINNING OF PERIOD		1,185	168,209		168,209	523,063
CASH AND RESTRICTED CASH, END OF PERIOD	$ 168,209	738	168,209	$ 1,185	1,185	168,209
CASH AND RESTRICTED CASH, END OF PERIOD
Cash	6,760	738	6,760	1,185	1,185	6,760
Restricted cash	161,449		161,449	0	0	161,449
CASH AND RESTRICTED CASH, END OF PERIOD	168,209	738	168,209	1,185	1,185	168,209
Supplemental cash flow information:
Income tax					12,610	188,177
Franchise tax					249,985	306,155
Supplemental disclosure on non-cash activities:
Deferred underwriting commission payable
Excise tax on redemption of Class A common stock					122,061	583,520
Accretion for redeemable common stock to redemption value		38,999	189,223		514,400	$ 2,688,399
EVOLUTION METALS LLC
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	(149,906)	(18,009,527)		(58,961,582)
Allowances for credit losses		1,310,188		18,118,830
Day one loss on July Investment Agreement Derivative				20,160,319
Day one loss on CPU Share Allocation Obligations		403,536		227,994
Change in fair value of CPU Share Allocation Obligations		2,491,598		1,860,869
Change in fair value of July Investment Agreement Derivative		12,572,249		15,571,302
Share-based compensation				40,000
Payment in kind – interest		(474,050)		(709,467)
Adjustments to reconcile net loss to net cash used in operating activities:
Allowances for credit losses		1,310,188		18,118,830
Day one loss on July Investment Agreement Derivative				20,160,319
Day one loss on CPU Share Allocation Obligations		403,536		227,994
Change in fair value of CPU Share Allocation Obligations		2,491,598		1,860,869
Change in fair value of July Investment Agreement Derivative		12,572,249		15,571,302
Share-based compensation				40,000
Payment in kind – interest		(474,050)		(709,467)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(25,000)	(124,643)		(23,191)
Accounts payable		(209,475)		576,731
Accrued expenses	87	(22,532)		87
NET CASH USED IN OPERATING ACTIVITIES	(174,819)	(2,062,656)		(3,138,108)
CASH FLOWS FROM INVESTING ACTIVITIES
Issuance of notes receivable	(373,737)	(474,490)		(10,723,650)
Issuance of notes receivable, related party		(1,680,000)		(3,249,700)
Issuance of convertible notes receivable				(12,500,000)
NET CASH PROVIDED BY INVESTING ACTIVITIES	(373,737)	(2,154,490)		(26,473,350)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of member units	100			100
Proceeds from issuance of convertible preferred units	1,100,002	5,550,000		17,730,005
Proceeds from July Investment Agreement				17,500,017
Payments for deferred transaction costs		(215,000)		(3,003,954)
NET CASH PROVIDED BY FINANCING ACTIVITIES	1,100,102	5,335,000		32,226,168
NET CHANGE IN CASH AND RESTRICTED CASH	551,546	1,117,854		2,614,710
CASH AND RESTRICTED CASH, BEGINNING OF PERIOD		2,614,710
CASH AND RESTRICTED CASH, END OF PERIOD	551,546	3,732,564	551,546	2,614,710	2,614,710
CASH AND RESTRICTED CASH, END OF PERIOD
Cash		3,732,564		2,614,710	2,614,710
CASH AND RESTRICTED CASH, END OF PERIOD	551,546	3,732,564	$ 551,546	2,614,710	$ 2,614,710
Supplemental cash flow information:
Income tax
Interest paid
Supplemental disclosure of noncash investing and financing activities:
Fair value of CPU Share Allocation Obligations issued in connection with issuance of certain convertible preferred units		4,703,536		8,370,647
Fair value of July Investment Agreement Derivative issued in connection with issuance of certain convertible preferred units				37,660,336
Deferred transaction costs included within accounts payable and accrued expenses		2,583,461		$ 990,797
Convertible preferred units issued in exchange for subscription receivable		$ 1,500,000